Consolidated Statement of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flow from operating activities
Net loss	$ (73,880,982)	$ (33,814,719)	$ (14,245,878)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	8,691,138	10,044,644	9,096,939
Loss on disposal of assets		566,676	143,527
Share-based compensation, net of forfeitures	35,660,544	1,991,884	1,662,883
Interest expense-income, net	3,680,822	5,910,128	799,543
Foreign exchange gains	(396,626)	(2,726,407)	(2,337,815)
Provision for inventory obsolescence	316,664	62,805
Other non-cash	(17,293)	1,542,985	665,725
Changes in operating assets and liabilities:
Account receivable	(15,164)	186,796	(210,006)
Inventories	265,103	657,574	(2,103,922)
Other current assets	977,967	96,027	(1,151,363)
Accounts payable	(1,145,470)	(777,408)	1,659,783
Deferred revenue	294,840	221,803	662,425
Income tax payable			(530,065)
Accrued expenses and other current liabilities	491,393	1,171,435	422,606
Net cash used in operating activities	(25,077,064)	(14,865,777)	(5,465,618)
Cash flow from investing activities
Purchase of vehicles		(4,086,670)	(7,185,802)
Purchase of other property and equipment	(332,354)	(652,374)	(803,661)
Proceeds from disposal of property, plant and equipment		21,306	38,133
Purchases of intangible assets	(706,924)	(102,150)	(208,690)
Net cash used in investing activities	(1,039,278)	(4,819,888)	(8,160,020)
Cash flow from financing activities
Net proceeds from reverse acquisition		29,629,196
Proceeds from issuance of convertible notes	18,000,000	7,500,000	10,000,000
Repayment of convertible notes	(930,000)
Proceeds from term loans			5,467,987
Payments of term loans	(5,138,890)	(7,201,820)	(4,209,340)
Re-purchase of warrants	(89,970)	(1,315,222)
Net cash generated from financing activities	11,841,140	28,612,154	11,258,647
(Decrease)/ increase in cash and cash equivalents	(14,275,202)	8,926,489	(2,366,991)
Effect of exchange rate changes			(351,168)
Net increase in cash and cash equivalents	(14,275,202)	8,926,489	(2,718,159)
Cash and cash equivalents at beginning of the year	19,424,059	10,497,570	13,215,729
Cash and cash equivalents at ending of the year	5,148,857	19,424,059	10,497,570
Cash paid, received for:
Interest, net	(5,284,030)	(447,730)	(903,043)
Income taxes			(530,065)
Conversion of convertible notes into shares	$ 2,000,000